Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	2017	2016
Accounts receivable	$34,021	$146,449
Less: allowance for doubtful accounts	(24,316)	(68,336)
Accounts receivable, net	$9,705	$78,113